Income taxes	3 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
Income taxes
8. Income taxes
At March 31, 2022, the ProFrac Predecessor entities were organized as limited liability companies or a limited partnership and were treated as either a disregarded entity or a partnership for U.S. federal income tax purposes, whereby the ordinary business income or loss and certain deductions were passed-through and reported on the members’ income tax returns. As such, the ProFrac Predecessor was not required to account for U.S. federal income taxes in the consolidated financial statements. Certain state income-based taxes are imposed on the ProFrac Predecessor entities which are reflected as income tax expense or benefit in historical periods. For the three months ended March 31, 2022, federal and state tax expense was $0.8 million, compared with $25,000 of tax benefit in the three months ended March 31, 2021.
In connection with the IPO in May 2022 (see Note 15 – Subsequent Events), ProFrac Predecessor became partially owned by ProFrac Holding Corp., a
C-Corporation.
ProFrac Holding Corp. is a taxable entity and will be required to account for income taxes under the asset and liability method beginning in the second quarter of 2022.
During the quarter ended March 31, 2022, ProFrac Predecessor and its members completed the acquisition of FTSI, a
C-Corporation.
Through a series of transactions, ProFrac Predecessor obtained ownership of all of the assets and liabilities of FTSI, but the FTSI
C-Corporation
legal entity was owned by the ProFrac Predecessor members. In connection with the IPO, the FTSI
C-Corporation
legal entity merged with a subsidiary of ProFrac Holding Corp., which inherited the tax attributes of the FTSI legal entity.
We estimate that ProFrac Holding Corp. will have significant deferred tax assets as a result of the tax attributes it inherited from the FTSI legal entity, however, we anticipate recording a full valuation allowance on ProFrac Holding Corp.’s net deferred tax assets based on our assessment that it is more likely than not that the deferred tax asset will not be realized. A change in these assumptions could cause a decrease to the valuation allowance, which could materially impact our results of operations.